UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05133)

Exact name of registrant as specified in charter:	Putnam High Income Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam High Income Securities Fund

The fund's portfolio
5/31/14 (Unaudited)

CORPORATE BONDS AND NOTES (39.4%)(a)
			Principal amount	Value

Basic materials (3.1%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$36,000	$37,908

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			200,000	253,500

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	97,425

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			140,000	150,675

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			65,000	65,569

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			140,000	154,525

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			320,000	332,800

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			125,000	131,875

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			35,000	35,095

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			160,000	167,600

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			85,000	86,700

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			100,000	108,750

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			150,000	158,100

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			50,000	53,061

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	173,600

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			80,000	96,000

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			45,000	47,363

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			35,000	35,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			130,000	135,525

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			160,000	178,400

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			25,000	27,250

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			130,000	133,900

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			30,000	26,700

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			160,000	182,800

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			55,000	60,775

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			5,000	5,400

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			65,000	68,738

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			65,000	67,126

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			180,000	200,025

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	215,000

PQ Corp. 144A sr. notes 8 3/4s, 2018			110,000	119,900

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			85,000	90,738

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			85,000	91,269

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			95,000	105,925

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			80,000	81,600

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			60,000	69,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			100,000	107,375

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			20,000	21,775

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			25,000	27,188

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			10,000	10,225

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			135,000	151,538

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			35,000	37,363

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			50,000	55,125

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	88,188

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			20,000	21,200

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			110,000	110,275

				4,675,869
Capital goods (2.5%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			300,000	324,750

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			270,000	310,500

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			35,000	37,975

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			80,000	85,000

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			55,000	55,138

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			130,000	149,825

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			95,000	101,650

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			140,000	147,000

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			65,000	66,463

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			50,000	56,375

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			150,000	166,500

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			115,000	111,838

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			55,000	31,900

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			55,000	57,956

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			185,000	258,097

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			110,000	117,700

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			210,000	202,125

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			65,000	66,706

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			160,000	174,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			120,000	127,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			205,000	218,069

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			115,000	119,600

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			100,000	109,375

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	27,094

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			220,000	234,850

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			110,000	113,713

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			140,000	150,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			85,000	93,713

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			65,000	65,325

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			25,000	25,375

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			50,000	53,000

				3,860,112
Communication services (5.1%)

Adelphia Communications Corp. escrow bonds zero %, 2015			235,000	1,645

Adelphia Communications Corp. escrow bonds zero %, 2014			20,000	140

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			200,000	210,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			140,000	163,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			35,000	39,988

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			40,000	45,200

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			145,000	154,788

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			115,000	117,156

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			125,000	126,094

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			70,000	76,563

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			35,000	37,844

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			115,000	121,756

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			110,000	119,900

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			25,000	26,438

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			175,000	182,000

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			55,000	56,650

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			65,000	72,475

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			85,000	85,000

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			200,000	215,500

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			165,000	170,775

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			120,000	142,800

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			185,000	209,281

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			125,000	145,625

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	31,275

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			130,000	144,463

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			145,000	165,300

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			50,000	52,125

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			95,000	104,025

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			150,000	161,250

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			400,000	424,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			85,000	95,413

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			20,000	21,850

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			100,000	108,250

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			40,000	42,300

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			85,000	92,225

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			85,000	71,400

Numericable Group SA 144A sr. notes 6s, 2022 (France)			200,000	207,500

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			160,000	174,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			80,000	81,400

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	75,000	75,228

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			$115,000	132,032

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			65,000	75,308

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			35,000	36,925

Sprint Capital Corp. company guaranty 6 7/8s, 2028			260,000	266,500

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			80,000	93,900

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			60,000	66,150

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			170,000	206,550

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			220,000	248,600

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			265,000	293,488

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			20,000	21,675

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			45,000	48,431

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			145,000	156,238

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			45,000	47,644

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			165,000	175,313

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			125,000	132,188

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 6 7/8s, 2021 (Canada)		CAD	75,000	76,293

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$195,000	199,631

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			220,000	246,950

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			80,000	84,400

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			200,000	207,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	74,913

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			170,000	184,450

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			55,000	54,588

				7,702,589
Consumer cyclicals (8.6%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			15,000	16,219

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			130,000	148,850

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			70,000	72,450

American Media, Inc. 144A notes 13 1/2s, 2018			18,955	20,329

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			40,000	45,900

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			105,000	113,925

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			55,000	60,775

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			106,000	106,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			35,000	33,425

Boyd Gaming Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			60,000	63,750

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			145,000	152,975

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			85,000	87,780

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			100,000	106,750

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			45,000	47,925

Building Materials Corp. of America 144A sr. notes 6 7/8s, 2018			50,000	52,031

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			45,000	48,600

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			150,000	164,438

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			80,000	63,800

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			125,000	128,438

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			80,000	85,400

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			20,000	21,125

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			60,000	61,500

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	30,225

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			195,000	224,738

Ceridian, LLC company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			36,350	36,626

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015			85,000	85,646

Ceridian, LLC 144A sr. notes 8 7/8s, 2019			65,000	73,450

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			30,000	30,263

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			200,000	228,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			65,000	65,894

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			65,000	64,025

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			15,000	16,594

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			120,000	128,100

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			255,000	271,575

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			190,000	204,250

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			330,000	353,100

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			95,000	100,225

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			125,000	132,188

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			40,000	41,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			135,000	144,113

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			110,000	125,675

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			72,000	73,800

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			165,000	175,725

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			30,000	30,938

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021 (Mexico)			60,000	63,525

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			60,000	61,800

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			15,000	15,600

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			145,000	152,460

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			70,000	72,275

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			110,000	113,850

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			40,000	41,500

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			135,000	144,788

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	155,000	152,114

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$115,000	106,088

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			85,000	92,119

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			140,000	149,800

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			150,000	153,750

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			65,000	65,975

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			75,000	79,875

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			90,000	95,850

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			115,000	125,063

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			45,000	46,688

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			140,000	144,900

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			70,000	75,425

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			130,000	146,250

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			50,000	53,125

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			75,000	80,438

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	46,688

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			220,000	236,500

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			100,000	98,375

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			125,000	126,875

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	42,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			210,000	224,175

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			140,000	152,600

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			130,000	131,625

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			100,000	109,000

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			110,000	121,963

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			125,000	129,844

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	83,475

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			65,000	76,213

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			25,000	27,750

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			292,907	329,154

Navistar International Corp. sr. notes 8 1/4s, 2021			189,000	196,088

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			110,000	121,275

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			60,000	66,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			140,000	142,800

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			90,000	96,075

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			165,000	171,600

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			50,000	50,625

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			140,000	151,900

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			95,000	104,738

Owens Corning company guaranty sr. unsec. notes 9s, 2019			38,000	47,909

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			90,000	85,725

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			160,000	167,400

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			65,000	69,794

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			60,000	61,350

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			140,000	161,875

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			75,000	84,563

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			35,000	37,800

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			25,000	27,813

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			45,000	45,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			90,000	92,250

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			20,000	20,650

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			70,000	76,125

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			135,000	146,813

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			120,000	133,500

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			60,000	66,600

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			200,000	204,500

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			80,000	83,600

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			60,000	59,775

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			50,000	51,375

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			95,000	97,613

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			205,000	217,300

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			195,000	198,900

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			5,000	5,469

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			10,000	10,838

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			95,000	102,125

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			90,000	96,525

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			50,000	48,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			21,000	22,995

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			45,000	44,213

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			75,000	75,563

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			119,000	130,603

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			65,000	71,988

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			120,000	121,800

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			220,248	226,855

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	31,500

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			180,000	197,550

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			65,000	71,581

				13,106,216
Consumer staples (2.3%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			30,000	27,450

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			145,000	158,050

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			35,000	39,769

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			45,000	45,900

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			60,000	59,400

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			75,000	80,813

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			55,000	55,825

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			145,000	162,400

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			50,000	56,250

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			95,000	94,763

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			120,000	118,800

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			25,000	24,938

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			130,000	138,073

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			95,000	104,144

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			235,000	253,506

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			195,000	205,969

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			45,000	47,531

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			115,000	122,906

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			50,000	52,875

H.J. Heinz Co. 144A sr. notes 4 1/4s, 2020			270,000	270,000

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			40,000	43,550

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			135,000	145,631

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	37,800

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			35,000	37,450

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			180,000	198,675

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			90,000	92,025

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			140,000	142,100

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			225,000	256,500

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			35,000	38,544

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	39,200

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			90,000	98,550

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			25,000	26,375

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			15,000	15,638

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			65,000	73,694

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			60,000	62,100

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			125,000	134,375

				3,561,569
Energy (5.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			45,000	47,981

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			35,000	38,150

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			265,000	276,925

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			95,000	65,313

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			85,000	87,338

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			90,000	93,713

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			196,000	212,660

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			60,000	61,350

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			60,000	63,600

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017			90,000	99,661

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			75,000	74,771

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			75,000	74,553

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			80,000	85,400

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			155,000	164,688

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			85,000	96,050

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			125,000	136,563

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			30,000	33,450

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			60,000	62,175

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			115,000	121,325

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024			70,000	71,225

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			120,000	132,750

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			140,000	149,800

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			50,000	53,625

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			75,000	59,250

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			205,000	222,938

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			75,000	77,813

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			65,000	69,794

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			140,000	144,200

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			75,000	76,688

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			130,000	131,300

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			115,000	122,188

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			70,000	71,400

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			215,000	225,750

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			120,000	129,600

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			40,000	43,800

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			265,000	282,225

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			40,000	40,400

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			45,000	48,375

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			90,000	98,325

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			30,000	30,375

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			135,000	141,075

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			175,000	194,250

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			25,000	25,563

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			305,000	317,200

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			175,000	184,188

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2019			150,000	157,500

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			45,000	2

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			75,000	79,406

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			55,000	58,300

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			120,000	94,800

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			95,000	102,838

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			90,000	92,475

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			65,000	70,850

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			95,000	103,313

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			220,000	231,000

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			90,000	90,900

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			90,000	99,675

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			85,000	88,613

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			175,000	196,438

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			50,000	54,125

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			45,000	47,250

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			125,000	127,188

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			80,000	82,200

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			130,000	133,575

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			185,000	204,888

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			45,000	48,038

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			245,000	256,025

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			100,000	109,500

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			100,000	107,500

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			55,000	58,369

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			50,000	54,125

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	21,675

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	29,481

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			120,000	127,800

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			230,000	248,400

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			71,000	86,214

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			65,000	68,088

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			145,000	154,788

				8,525,102
Financials (4.5%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			115,000	121,325

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			90,000	100,575

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	68,088

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			60,000	72,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			65,000	77,513

Ally Financial, Inc. unsec. sub. notes 8s, 2018			65,000	77,350

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			100,000	135,250

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			105,000	108,938

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			135,000	143,100

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			20,000	20,150

CIT Group, Inc. sr. unsec. notes 5s, 2023			65,000	65,813

CIT Group, Inc. sr. unsec. notes 5s, 2022			100,000	103,250

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			80,000	85,600

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			45,000	45,506

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			135,000	150,863

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			185,000	199,800

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			40,000	40,200

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			125,000	106,250

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			65,000	70,525

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			75,000	60,938

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			75,000	78,188

CTR Partnership LP/CareTrust Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021(R)			55,000	55,550

Dresdner Funding Trust I 144A bonds 8.151s, 2031			240,000	286,200

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			175,000	190,094

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			70,000	65,975

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			60,000	65,323

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			130,000	139,425

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			185,000	198,875

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			125,000	130,000

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			80,000	88,900

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			60,000	64,050

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			70,000	78,225

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			75,000	88,500

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	100,000	279,253

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			$249,000	266,741

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			50,000	54,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			125,000	134,063

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	101,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			85,000	80,856

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			85,000	90,525

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			50,000	52,625

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			160,000	173,600

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			95,000	96,188

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			75,000	84,375

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			140,000	145,950

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			120,000	122,100

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			60,000	65,400

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			100,000	106,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			265,000	308,725

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			65,000	69,744

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			290,000	341,475

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			295,000	323,025

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			30,000	33,525

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			85,000	86,275

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			135,000	141,075

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			40,000	42,500

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			155,000	160,038

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			90,000	90,788

				6,833,435
Health care (3.2%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			60,000	62,700

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			135,000	135,000

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			95,000	101,413

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			105,000	110,775

Capsugel Finance Co. SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	100,000	147,934

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$95,000	97,613

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			115,000	116,725

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			55,000	55,688

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			40,000	42,100

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			40,000	43,900

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			20,000	20,300

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			25,000	26,313

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			165,000	163,763

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			50,000	51,375

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			65,000	69,063

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			95,000	103,669

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			65,000	66,138

HCA, Inc. sr. notes 6 1/2s, 2020			430,000	488,588

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			30,000	34,538

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			190,000	207,100

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			100,000	106,625

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			50,000	52,750

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			50,000	52,000

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			80,000	88,000

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			95,000	97,375

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			180,000	204,975

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			30,000	34,425

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			70,000	75,775

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			85,000	85,601

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	162,750

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			40,000	42,900

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			120,000	123,900

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			155,000	157,139

Service Corp. International/US sr. notes 7s, 2017			65,000	73,047

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			85,000	90,631

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			25,000	25,344

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			55,000	54,588

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			95,000	93,338

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			225,000	248,063

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			140,000	150,500

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			25,000	25,313

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			80,000	88,600

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			20,000	21,300

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			45,000	47,363

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			150,000	160,125

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			120,000	125,850

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			80,000	86,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			10,000	10,375

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			160,000	170,400

				4,900,147
Technology (2.0%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			75,000	79,125

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			245,000	260,313

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			90,000	81,450

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			250,000	247,500

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			55,000	59,744

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			285,000	342,713

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			135,000	155,250

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			230,000	255,300

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			240,000	260,400

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			80,000	85,800

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			73,355	73,355

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			84,000	95,655

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			100,000	101,875

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			120,000	127,800

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			55,000	63,250

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			45,000	49,388

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			105,000	111,563

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			85,000	90,738

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	202,500

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			70,000	74,025

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			95,000	104,144

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			120,000	129,600

				3,051,488
Transportation (0.5%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			200,000	212,124

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			149,000	159,616

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			90,000	98,100

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			110,000	119,213

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			130,000	132,600

				721,653
Utilities and power (2.0%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			85,000	101,788

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			85,000	99,663

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			145,000	166,750

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			45,000	44,044

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			138,000	151,455

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	32,175

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			25,000	26,125

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			95,000	111,591

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			155,000	167,400

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			175,000	219

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			40,000	52,476

El Paso, LLC sr. unsec. notes Ser. GMTN, 7.8s, 2031			100,000	108,170

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			172,000	182,535

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			293,000	311,313

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			107,000	123,585

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			155,000	177,475

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			75,000	80,250

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			35,000	39,244

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	102,000

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			125,000	135,313

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			25,000	27,125

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			125,000	125,938

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			325,000	361,563

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			110,000	116,875

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			75,000	76,688

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			95,000	90,488

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			15,000	19,013

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			60,000	53,250

				3,084,511

Total corporate bonds and notes (cost $56,689,407)				$60,022,691

CONVERTIBLE BONDS AND NOTES (36.7%)(a)
			Principal amount	Value

Basic materials (1.4%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019			$635,000	$875,109

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)			795,000	1,186,041

				2,061,150
Capital goods (1.2%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			595,000	593,513

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			685,000	1,268,963

				1,862,476
Communication services (0.6%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			199,000	230,591

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes Ser. B, 7s, 2015			435,000	725,091

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)			1,160,000	116

				955,798
Consumer cyclicals (8.4%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019			453,000	543,600

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			397,000	502,205

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			521,000	996,738

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			412,000	433,888

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			295,000	499,472

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			344,000	643,065

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043			833,000	1,081,338

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			1,635,000	906,403

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			575,000	590,813

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			1,350,000	1,960,031

Navistar International Corp. 144A cv. sr. unsec. unsub. notes 4 3/4s, 2019			644,000	661,308

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018			320,000	479,800

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018			480,000	651,900

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			710,000	865,313

TiVo, Inc. 144A cv. sr. unsec. notes 4s, 2016			385,000	486,303

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			195,000	562,453

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			527,000	952,882

				12,817,512
Consumer staples (1.6%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			64,000	228,080

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			345,000	1,132,463

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			740,000	984,333

				2,344,876
Energy (4.2%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			2,230,000	2,136,619

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			810,000	756,338

Energy XXI Bermuda, Ltd. 144A cv. sr. unsec. notes 3s, 2018			451,000	436,624

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			714,000	861,709

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			377,000	451,929

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			655,000	509,672

SEACOR Holdings, Inc. 144A cv. sr. unsec. notes 3s, 2028			621,000	612,461

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			500,000	16,875

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			615,000	672,656

				6,454,883
Financials (4.6%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			790,000	845,300

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			626,000	703,859

Cowen Group, Inc. 144A cv. sr. unsec. notes 3s, 2019			458,000	478,324

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017			46,000	45,080

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			816,000	914,430

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			453,000	586,918

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			330,000	455,813

PHH Corp. cv. sr. unsec. notes 4s, 2014			760,000	796,100

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			430,000	613,556

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)			561,000	565,909

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			631,000	733,538

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			312,000	281,970

				7,020,797
Health care (5.3%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			694,000	805,908

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			430,000	473,538

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			415,000	484,253

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			720,000	984,150

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2014 (China) (In default)(F)(NON)			763,000	61,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			445,000	31,150

Cubist Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1 1/8s, 2018			465,000	519,347

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			300,000	1,071,780

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			709,000	765,720

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)			1,075,000	1,185,188

Medidata Solutions, Inc. 144A cv. sr. unsec. notes 1s, 2018			370,000	380,869

PDL BioPharma, Inc. cv. sr. unsec. unsub. notes 4s, 2018			335,000	376,456

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			490,000	870,363

				8,009,762
Technology (9.4%)

Ciena, Inc. cv. sr. unsec. notes 4s, 2020			618,000	813,443

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			385,000	415,800

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033			1,740,000	4,581,570

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			510,000	964,219

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			727,000	846,046

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			970,000	1,206,438

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018			600,000	666,750

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			779,000	1,489,838

ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 2018			405,000	414,366

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			1,075,000	1,053,500

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			745,000	701,697

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018			370,000	443,306

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			465,000	770,447

				14,367,420

Total convertible bonds and notes (cost $48,592,291)				$55,894,674

CONVERTIBLE PREFERRED STOCKS (20.6%)(a)
			Shares	Value

Basic materials (1.0%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			65,720	$657

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			26,055	1,526,661

				1,527,318
Capital goods (1.4%)

United Technologies Corp. $3.75 cv. pfd.			31,820	2,093,756

				2,093,756
Communication services (3.1%)

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)(NON)			12,785	1,368,123

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			28,570	1,373,646

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			12,614	1,318,163

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.(NON)			680	215,574

Iridium Communications, Inc. 144A $7.00 cv. pfd.			4,095	437,141

				4,712,647
Consumer cyclicals (1.5%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			45,325	1,133,832

Stanley Black & Decker, Inc. $6.25 cv. pfd.			10,485	1,192,983

				2,326,815
Consumer staples (0.5%)

Post Holdings, Inc. 144A $3.75 cv. pfd.			5,894	690,718

				690,718
Energy (2.3%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			1,848	2,225,685

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			793	835,029

McDermott International, Inc. $1.563 cv. pfd.(NON)			15,461	404,305

				3,465,019
Financials (7.7%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			32,805	933,404

AMG Capital Trust II $2.575 cv. pfd.			27,810	1,720,744

Banc of California, Inc. $4.00 cv. pfd.(NON)			8,217	458,098

Bank of America Corp. Ser. L, 7.25% cv. pfd.			2,653	3,157,070

EPR Properties Ser. C, $1.44 cv. pfd.(R)			44,170	991,753

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			14,532	861,021

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			15,345	744,233

MetLife, Inc. $1.25 cv. pfd.			27,050	799,328

OFG Bancorp Ser. C, 8.75% cv. pfd. (Puerto Rico)			620	1,029,355

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			925	1,133,125

				11,828,131
Transportation (1.2%)

Continental Financial Trust II $3.00 cv. pfd.			18,090	903,369

Genesee & Wyoming, Inc. $5.00 cv. pfd.			7,243	926,669

				1,830,038
Utilities and power (1.9%)

AES Trust III $3.375 cv. pfd.			18,460	950,690

Dominion Resources, Inc. Ser. A, $3.063 cv. pfd.			14,968	857,517

El Paso Energy Capital Trust I $2.375 cv. pfd.			1,069	56,724

NextEra Energy, Inc. $2.799 cv. pfd.			15,552	997,816

				2,862,747

Total convertible preferred stocks (cost $26,792,692)				$31,337,189

COMMON STOCKS (1.0%)(a)
			Shares	Value

Ally Financial, Inc.(F)			4,650	$109,554

American Axle & Manufacturing Holdings, Inc.(NON)			4,924	91,291

CIT Group, Inc.			1,606	71,435

Dana Holding Corp.			2,995	66,309

DISH Network Corp. Class A(NON)			1,525	89,457

Elizabeth Arden, Inc.(NON)			1,945	52,768

EP Energy Corp. Class A(NON)			5,301	106,338

General Motors Co.			2,545	88,006

Harry & David Holdings, Inc.(NON)			105	14,280

Hilton Worldwide Holdings, Inc.(NON)			4,786	108,259

Huntsman Corp.			4,550	121,440

Jarden Corp.(NON)			1,165	65,916

Kodiak Oil & Gas Corp.(NON)			11,230	142,958

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			5,612	561

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			5,612	561

MeadWestvaco Corp.			1,855	75,276

Parsley Energy, Inc. Class A(NON)			2,767	65,772

Penn National Gaming, Inc.(NON)			8,065	94,038

Service Corp. International			3,924	78,558

Vantage Drilling Co.(NON)			36,191	60,439

Total common stocks (cost $1,512,996)				$1,503,216

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			146	$147,241

Citigroup, Inc. Ser. K, $1.719 pfd.			1,200	32,124

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,800	184,416

M/I Homes, Inc. Ser. A, $2.438 pfd.			2,305	57,902

Total preferred stocks (cost $375,284)				$421,683

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.4s, 2018			$215,000	$200,353

Total senior loans (cost $202,157)				$200,353

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	168,777	$1

Total warrants (cost $33,755)				$1

SHORT-TERM INVESTMENTS (1.9%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)			2,886,110	$2,886,110

Total short-term investments (cost $2,886,110)				$2,886,110

TOTAL INVESTMENTS

Total investments (cost $137,084,692)(b)				$152,265,917

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $898,266) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	7/17/14	$32,244	$31,567	$(677)
Barclays Bank PLC
	British Pound	Sell	6/18/14	250,396	249,298	(1,098)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/17/14	37,772	37,013	(759)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/17/14	142,795	139,873	(2,922)
	Euro	Buy	6/18/14	54,115	54,214	(99)
WestPac Banking Corp.
	Canadian Dollar	Sell	7/17/14	68,264	66,892	(1,372)
	Euro	Sell	6/18/14	316,377	319,409	3,032

Total						$(3,895)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $152,458,030.
(b)	The aggregate identified cost on a tax basis is $136,912,620, resulting in gross unrealized appreciation and depreciation of $18,909,330 and $3,556,033, respectively, or net unrealized appreciation of $15,353,297.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$2,095,391	$25,688,381	$24,897,662	$2,139	$2,886,110

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $5,002 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,555 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$196,716	$—	$—
Capital goods	91,291	—	—
Communication services	89,457	—	—
Consumer cyclicals	422,528	—	—
Consumer staples	52,768	14,280	—
Energy	375,507	—	1,122
Financials	71,435	109,554	—
Health care	78,558	—	—
Total common stocks	1,378,260	123,834	1,122
Convertible bonds and notes	—	55,802,484	92,190
Convertible preferred stocks	4,777,494	26,559,038	657
Corporate bonds and notes	—	60,022,689	2
Preferred stocks	216,540	205,143	—
Senior loans	—	200,353	—
Warrants	—	1	—
Short-term investments	2,886,110	—	—

Totals by level	$9,258,404	$142,913,542	$93,971

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,895)	$—

Totals by level	$—	$(3,895)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$3,032	$6,927
Equity contracts	1	—

Total	$3,033	$6,927

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$1,500,000
Warrants (number of warrants)		168,777

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$—	$—	$—	$3,032	$3,032

	Total Assets	$—	$—	$—	$—	$3,032	$3,032

	Liabilities:
	Forward currency contracts#	$677	$1,098	$759	$3,021	$1,372	$6,927

	Total Liabilities	$677	$1,098	$759	$3,021	$1,372	$6,927

	Total Financial and Derivative Net Assets	$(677)	$(1,098)	$(759)	$(3,021)	$1,660	$(3,895)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—
	Net amount	$(677)	$(1,098)	$(759)	$(3,021)	$1,660	$(3,895)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Income Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014